Basis of Presentation and General information, Revenue from Charters (Details) - Revenues [Member] - Customer Concentration [Member]	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Charterers [Member]
Credit Concentration Considerations [Abstract]
Concentration risk percentage	43.00%	43.00%	58.00%
Charterer A [Member]
Credit Concentration Considerations [Abstract]
Concentration risk percentage	18.00%	20.00%	34.00%
Charterer B [Member]
Credit Concentration Considerations [Abstract]
Concentration risk percentage	15.00%	12.00%	0.00%
Charterer C [Member]
Credit Concentration Considerations [Abstract]
Concentration risk percentage	10.00%	0.00%	0.00%
Charterer D [Member]
Credit Concentration Considerations [Abstract]
Concentration risk percentage	0.00%	11.00%	0.00%
Charterer E [Member]
Credit Concentration Considerations [Abstract]
Concentration risk percentage	0.00%	0.00%	24.00%